Notes Payable	9 Months Ended
Sep. 30, 2018
Debt Disclosure [Abstract]
Notes Payable
10.	NOTES PAYABLE

Baidu, Inc.

On November 28, 2012, the Company issued and publicly sold two tranches of unsecured senior notes: (i) an aggregate principal amount of US$750 million matured on November 28, 2017 (the “2017 Notes”), and (ii) an aggregate principal amount of US$750 million that will mature on November 28, 2022 (the “ 2022 Ten-year Notes”). On August 6, 2013, the Company issued and publicly sold another tranche of unsecured senior notes with an aggregate principal amount of US$1.0 billion that matured on August 6, 2018 (the “2018 Notes”). On June 9, 2014, the Company issued and publicly sold the fourth tranche of unsecured senior notes with an aggregate principal amount of US$1.0 billion that will mature on June 9, 2019 (the “2019 Notes”). On June 30, 2015, the Company issued and publicly sold two tranches of unsecured senior notes: (i) an aggregate principal amount of US$750 million that will mature on June 30, 2020 (the “2020 Notes”), and (ii) an aggregate principal amount of US$500 million that will mature on June 30, 2025 (the “2025 Notes”). On July 6, 2017, the Company issued and publicly sold two tranches of unsecured senior notes: (i) an aggregate principal amount of US$900 million that will mature on July 6, 2022 (the “2022 Five-year Notes”), and (ii) an aggregate principal amount of US$600 million that will mature on July 6, 2027 (the “2027 Notes”). On March 29, 2018, the Company issued and publicly sold two tranches of unsecured senior notes: (i) an aggregate principal amount of US$1.0 billion that will mature on September 29, 2023 (the “2023 Notes”), and (ii) an aggregate principal amount of US$500 million that will mature on March 29, 2028 (the “ 2028 Notes”). The 2017 Notes and 2018 Notes were fully repaid when they became due.

The 2017 Notes, 2018 Notes, 2019 Notes, 2020 Notes, 2022 Ten-year Notes, 2025 Notes, 2022 Five-year Notes, 2027 Notes, 2023 Notes and 2028 Notes are collectively referred to as the “Notes.”

The 2017 Notes bear interest at the rate of 2.25% per annum and the 2022 Ten-year Notes bear interest at the rate of 3.50% per annum. Interests are payable semi-annually in arrears on and of each year, beginning on May 28, 2013. The 2018 Notes bear interest at the rate of 3.25% per annum. Interests are payable semi-annually in arrears on and of each year, beginning on February 6, 2014. The 2019 Notes bear interest at the rate of 2.75% per annum. Interests are payable semi-annually in arrears on and of each year, beginning on December 9, 2014. The 2020 Notes bear interest at the rate of 3.00% per annum and the 2025 Notes bear interest at the rate of 4.13% per annum. Interests are payable semi-annually in arrears on and of each year, beginning on December 30, 2015. At maturity, the Notes are payable at their principal amount plus accrued and unpaid interest thereon. The 2022 Five-year Notes bear interest at the rate of 2.88% per annum and the 2027 Notes bear interest at the rate of 3.63% per annum. Interest are payable semi-annually in arrears on and of each year, beginning on January 6 and July 6, 2018. The 2023 Notes bear interest at the rate of 3.88% per annum and the 2028 Notes bear interest at the rate of 4.38% per annum. Interest are payable semi-annually in arrears on and of each year, beginning on March 29 and September 29, 2018.

The Notes do not contain any financial covenants or other significant restrictions. In addition, the Notes are unsecured and rank lower than any secured obligation of the Group and have the same liquidation priority as any other unsecured liabilities of the Group, but senior to those expressly subordinated obligations, if any. The Company may, at its discretion, redeem all or any portion of the Notes at any time, at the greater of the principal amount and the make whole amount plus accrued and unpaid interest. As of September 30, 2018, the Company does not intend to redeem any portion of the Notes prior to the stated maturity dates. For certain notes, the Company has the obligation to redeem the Notes if a change in control occurs as defined in the indenture of the Notes.

The Notes were issued at a discount amounting to RMB140 million (US$20 million). The issuance costs of RMB214 million (US$31 million) were presented as a direct deduction from the principal amount of the Notes on the consolidated balance sheets. Both the discount and the issuance costs are amortized as interest expense using the effective interest rate method through the maturity dates of the Notes. The effective interest rate was 2.36%, 3.39%, 3.00%, 3.13%, 3.59%, 4.22%, 3.08%, 3.73%, 3.99% and 4.50% for the 2017 Notes, the 2018 Notes, the 2019 Notes, the 2020 Notes, the 2022 Ten-year Notes, the 2025 Notes, 2022 Five-year Notes, 2027 Notes, 2023 Notes and 2028 Notes, respectively.

The principal amount and unamortized discount and debt issuance costs as of December 31, 2017 and September 30, 2018 are as follows:

	As of December 31, 2017	As of September 30, 2018	As of September 30, 2018
	RMB	RMB	US$
	(In millions)
		(unaudited)
Principal amount	35,782	41,207	5,999
Unamortized discount and debt issuance cost	(171)	(209)	(30)

	35,611	40,998	5,969